Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
Disclosure of significant accounting policies [Abstract]
Initial application of new standards, amendments to standards and interpretations
A.          Initial application of new standards, amendments to standards and interpretations

As from January 1, 2019 the Company applies the new standards and amendments to standards described below:

(1)          IFRS 16, Leases (hereinafter in this section: “IFRS 16” or “the standard”)

As from January 1, 2019 (hereinafter: “the date of initial application”) the Company applies International Financial Reporting Standard 16, Leases (hereinafter: “IFRS 16” or “the standard”), which replaced International Accounting Standard 17, Leases (hereinafter: "IAS 17" or "the previous standard").

The main effect of the standard’s application is reflected in annulment of the existing requirement from lessees to classify leases as operating (off-balance sheet) or finance leases and the presentation of a unified model for lessees to account for all leases similarly to the accounting treatment of finance leases in the previous standard. Until the date of application, the Company classified most of the leases in which it is the lessee as operating leases, as it did not substantially bear all the risks and rewards from the assets.

In accordance with IFRS 16, for agreements in which the Company is the lessee, the Company recognizes a right-of-use asset and a lease liability at the inception of the lease contract for all the leases in which the Company has a right to control identified assets for a specified period of time, other than exceptions specified in the standard. Accordingly, the Company recognizes depreciation and amortization expenses in respect of a right-of-use asset, tests a right-of-use asset for impairment in accordance with IAS 36 and recognizes financing expenses on a lease liability. Therefore, as from the date of initial application, lease payments relating to assets leased under an operating lease, which were presented as part of general and administrative expenses in the income statement, are capitalized to assets and written down as depreciation and amortization expenses.

The Company elected to apply the standard using the modified retrospective approach, with an adjustment to the balance of retained earnings as at January 1, 2019 and without a restatement of comparative data. In respect of all the leases, the Company elected to apply the transitional provisions such that on the date of initial application it recognized a liability at the present value of the balance of future lease payments discounted at its incremental borrowing rate at that date calculated according to the average duration of the remaining lease period as from the date of initial application, and concurrently recognized a right-of-use asset at the same amount of the liability, adjusted for any prepaid or accrued lease payments that were recognized as an asset or liability before the date of initial application. Therefore, application of the standard did not have an effect on the Company’s equity at the date of initial application.

Furthermore, as part of the initial application of the standard, the Company has chosen to apply the following expedients:

(1)	Relying on a previous definition and/or assessment of whether an arrangement is a lease in accordance with current guidance with respect to agreements that exist at the date of initial application;
(2)	Applying a single discount rate to a portfolio of leases with reasonably similar characteristics;
(3)
Applying the practical expedient regarding the recognition and measurement of short-term leases, for both leases that end within 12 months from the date of initial application and leases for a period of up to 12 months from the date of their inception for all  groups of underlying assets to which the right-of-use relates;

The table below presents the cumulative effects of the items affected by the initial application on the statement of financial position as at January 1, 2019:

	According to		According to
	IAS 17	The change	IFRS 16
	(Unaudited)
	€ in thousands
Right-of-use asset	-	4,192	4,192
Deferred tax assets	-	1,029	1,029
Lease liabilities	-	4,192	4,192
Deferred tax liabilities	-	1,036	1,036

In measurement of the lease liabilities, the Company discounted lease payments using the nominal incremental borrowing rate at January 1, 2019. The discount rates used to measure the lease liability range between 2.56% and 4.57% (weighted average of 3.4%). This range is affected by differences in the lease term, differences between asset groups, and so forth.

As a result of applying IFRS 16, in relation to the leases that were classified as operating leases according to IAS 17, the Company recognized right-of-use assets and lease liabilities as at June 30, 2019 in the amount of EUR 4,134 thousand and EUR 4,167 thousand, respectively. Furthermore, instead of recognizing lease expenses in relation to those leases, during the six month period ended June 30, 2019 the Company recognized additional depreciation expenses in the amount of EUR 144 thousand, and additional financing expenses in the  amount of EUR 110 thousand.

Presented hereunder are the main changes in accounting policies following the application of IFRS 16 as from January 1, 2019.

(1)          Determining whether an arrangement contains a lease

On the inception date of the lease, the Company determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In its assessment of whether an arrangement conveys the right to control the use of an identified asset, the Company assesses whether it has the following two rights throughout the lease term:

(a)	The right to obtain substantially all the economic benefits from use of the identified asset; and

(b)	The right to direct the identified asset’s use.

(2)          Leased assets and lease liabilities

Contracts that award the Company control over the use of a leased asset for a period of time in exchange for consideration, are accounted for as leases. Upon initial recognition, the Company recognizes a liability at the present value of the balance of future lease payments (these payments do not include certain variable lease payments), and concurrently recognizes a right-of-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments.

Since the interest rate implicit in the Company's leases is not readily determinable, the incremental borrowing rate of the lessee is used. Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model, and depreciated over the shorter of the lease term or useful life of the asset.
The Company elected to apply the practical expedient by which short-term leases of up to one year and/or leases in which the underlying asset has a low value, are accounted for such that lease payments are recognized in profit or loss on a straight-line basis, over the lease term, without recognizing an asset and/or liability in the statement of financial position.

(3)          The lease term

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

(4)          Variable lease payments

Variable lease payments that depend on an index or a rate, are initially measured using the index or rate existing at the commencement of the lease and are included in the measurement of the lease liability. When the cash flows of future lease payments change as the result of a change in an index or a rate, the balance of the liability is adjusted against the right-of-use asset.
Other variable lease payments that are not included in the measurement of the lease liability are recognized in profit or loss in the period in which the event or condition that triggers payment occurs.

(5)          Depreciation of right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier, for Lands of PV sites- 20-25 years.

(2)          IFRIC 23, Uncertainty Over Income Tax Treatments

IFRIC 23 clarifies how to apply the recognition and measurement requirements of IAS 12 for uncertainties in income taxes. According to IFRIC 23, when determining the taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments, the entity should assess whether it is probable that the tax authority will accept its tax position. Insofar as it is probable that the tax authority will accept the entity’s tax position, the entity will recognize the tax effects on the financial statements according to that tax position. On the other hand, if it is not probable that the tax authority will accept the entity’s tax position, the entity is required to reflect the uncertainty in its accounts by using one of the following methods: the most likely outcome or the expected value. IFRIC 23 clarifies that when the entity examines whether or not it is probable that the tax authority will accept the entity’s position, it is assumed that the tax authority with the right to examine any amounts reported to it will examine those amounts and that it has full knowledge of all relevant information when doing so. Furthermore, according to IFRIC 23 an entity has to consider changes in circumstances and new information that may change its assessment. IFRIC 23 also emphasizes the need to provide disclosures of the judgments and assumptions made by the entity regarding uncertain tax positions. IFRIC 23 is applied using the cumulative effect approach. The application of IFRIC 23 did not have a material effect on the financial statements.

(3)          Amendment to IAS 28, Investments in Associates and Joint Venture: Long-Term Interests in Associates or Joint Ventures (hereinafter – the “Amendment”)

The Amendment clarifies that for long-term interests that form part of the entity’s net investment in the associate or joint venture, the entity shall first apply the requirements of IFRS 9 and then apply the instructions of IAS 28 with respect to the remainder of those interests, so that the long-term interests are in the scope of both IFRS 9 and IAS 28. The Amendment clarifies that for long-term interests that form part of the entity’s net investment in the associate or joint venture, the entity shall first apply the requirements of IFRS 9 and then apply the instructions of IAS 28 with respect to the remainder of those interests, so that the long-term interests are in the scope of both IFRS 9 and IAS 28. The application of the Amendment did not have a material effect on the financial statements.